Employee Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans
Defined Contribution Plan, Percent Contributed by Employee, Minimum	1.00%
Defined Contribution Plan, Percent Contributed by Employee, Maximum	18.00%
Defined Contribution Plan, Employer Matching Contribution, Percent	4.00%
Defined Contribution Plan, Cost Recognized	$ 4,689	$ 3,613	$ 2,760
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 5,502	$ 4,600	$ 3,483